Organization and Principal Activities	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. organization and principal activities

Business

Neo-Concept International Group Holdings Limited (“We”, “us”, “Our”, “our Company”, the “Company” or “NCI”), through its wholly-owned subsidiaries is engaged in one-stop apparel solution services, offering a full suite of services in the apparel supply chain, including market trend analysis, product design and development, raw material sourcing, production and quality control, and logistics management serving the European, and North American markets. In addition, we sell apparel products in the United Kingdom (“UK”) under the licensed brand “les 100 ciels” through our retail stores since 2000. NCI and its subsidiaries are thereafter referred as the “Group” hereafter.

Organization and reorganization

NCI, incorporated in July 2021 under the laws of the Cayman Islands, is the holding company of our Group.

Neo-Concept Apparel Group Limited (“NCA”), a British Virgin Islands (“BVI”) business company limited by shares incorporated in August 2008, is the immediate holding company of Neo-Concept International Company Limited (“Neo-Concept HK”). The equity interest of NCA was ultimately held as to 94% by Ms. Eva Yuk Yin Siu (our “Controlling Shareholder”, or “Ms. Siu”) and 6% by Ms. Man Chi Wai (“Ms. Wai”) through certain intermediate holding companies prior to the Group Reorganization (see below).

Neo-Concept HK, a company incorporated in Hong Kong with limited liability in October 1992, is the immediate holding company of Neo-Concept (UK) Limited, and is our operating subsidiary in Hong Kong.

Neo-Concept (UK) Limited (“Neo-Concept UK”), a company incorporated in the UK with limited liability in August 2000, is a direct wholly owned subsidiary of Neo-Concept HK, and is our operating subsidiary in the UK.

Neo-Concept (NY) Corporation (“Neo-Concept NY”), a company incorporated in the United States of America (“USA”) with limited liability in June 2, 1999, was a direct wholly owned subsidiary of Neo-Concept HK, and was disposed of via distribution in December 2021.

Neo-Concept Exquisite Couture Limited (“NCEC”), a company incorporated in BVI with limited liability in May 22, 2024, was a direct wholly owned subsidiary of NCA.

Pursuant to a group reorganization (the “Group Reorganization”) to rationalize the structure of the Company and its subsidiary companies in preparation for the listing of our shares, the Company became the holding company of the Group on October 29, 2021, which involved the transfer of 100 shares of NCA (representing 100% of the issued shares of NCA) by Ms. Siu and Ms. Wai to the Company in exchange for 100 shares of Neo-Concept (BVI) Limited (“NC (BVI)”) (representing 100% of the issued shares of NC (BVI)), a then 100% held subsidiary of the Company, to be transferred to Splendid Vibe Limited, a company incorporated in BVI and was held as to 94% by Ms. Siu and 6% by Ms. Wai ultimately. The Company, together with its wholly owned subsidiaries, are effectively controlled by the same shareholders, i.e., ultimately held as to 94% by Ms. Siu and 6% by Ms. Wai, before and after the Group Reorganization and therefore the Group Reorganization is considered as a recapitalization of entities under common control. The consolidation of the Company and its subsidiaries has been accounted for at historical cost. No amount is recognized in respect of goodwill or excess of acquirer’s interest in the net fair value of acquiree’s identifiable assets, liabilities and contingent liabilities over cost at the time of common control combination. The consolidated statements of income and comprehensive income, consolidated statements of changes of shareholders’ deficit and consolidated statements of cash flows are prepared as if the current Group structure had been in existence throughout the year ended December 31, 2020 and the period before the Group Reorganization had taken place, or since the respective dates of incorporation/establishment of the relevant entity, where this is a shorter period.

Upon the Group Reorganization and as of December 31, 2024, details of the subsidiary companies are as follows:

Name	Background	Ownership
Neo-Concept Apparel Group Limited	• A BVI company	100% owned by NCI
• Incorporated in August 2008
• Issued Share Capital of US$100
• Intermediate holding company
Neo-Concept International Company Limited	• A Hong Kong company	100% owned by NCA
• Incorporated in October 1992
• Issued Share Capital of HKD100,000
• Provision of one-stop apparel solution services
Neo-Concept (UK) Limited	• A UK company	100% owned by Neo-Concept HK
• Incorporated in August 2000
• Issued Share Capital of GBP100
• Provision of online and offline retail sales of apparel products
Neo-Concept Exquisite Couture Limited	• A BVI company	100% owned by NCA
• Incorporated in May 22, 2024
• Issued Share Capital of US$100
• Dormant

Initial Public Offering (“IPO”)

On April 22, 2024, the Company announced the closing of its IPO of 2,320,000 ordinary shares, US$0.0000625 par value per share at an offering price of US$4.00 per share for a total of US$9,280,000 in gross proceeds. The Company raised total net proceeds of HK$65,641,784 (US$8,375,900), which was reflected in the consolidated statements of cash flows, after deducting underwriting discounts and commissions and offering expenses. Deferred IPO costs of HK$14,646,008 (US$1,885,501) was debited to additional paid-in capital to net off with the proceeds from IPO. The ordinary shares of the Company began trading on the Nasdaq Stock Market in the United States on April 23, 2024 under the Symbol “NCI”.